Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	€ 328,920	€ 274,373
Right-of-use assets	1,311,809	1,408,078
Intangible assets	138,905	235,216
Other assets	308,066	336,566
Financial assets	2,900,902	27,206,990
Total non-current assets	4,988,602	29,461,223
Current assets
Current other assets	14,170,510	10,983,458
Income tax receivable	1,432,087	1,282,177
Financial assets from government grants	732,971
Other financial assets	64,810,135	57,162,266
Cash and cash equivalents	16,265,355	26,249,995
Total current assets	97,411,058	95,677,896
TOTAL ASSETS	102,399,660	125,139,120
Equity
Issued capital	5,364,452	5,304,452
Share premium	282,552,633	280,310,744
Other capital reserves	36,635,564	30,591,209
Accumulated deficit	(243,460,290)	(213,975,679)
Other components of equity	7,257,081	3,050,270
Total equity	88,349,440	105,280,996
Non-current liabilities
Lease liabilities	987,307	1,066,354
Other liabilities	36,877	35,019
Total non-current liabilities	1,024,184	1,101,373
Current liabilities
Trade and other payables	4,987,538	8,574,244
Liabilities from government grants	6,209,266	8,300,000
Lease liabilities	369,376	366,171
Employee benefits	1,312,248	1,378,130
Other liabilities	147,608	138,206
Total current liabilities	13,026,036	18,756,751
Total liabilities	14,050,220	19,858,124
TOTAL EQUITY AND LIABILITIES	€ 102,399,660	€ 125,139,120